Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0000839470
Registrant Name	WESTWATER RESOURCES, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES